Income Tax Expense	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Income Tax Expense
36	INCOME TAX EXPENSE
The detail of income tax expense for the fiscal years ended March 31, 2022, 2021 and 2020 was as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Current tax:

Charge for period (1)	¥190,842	¥207,742	¥203,060
Deferred tax:
Origination and reversal of temporary differences	(25,248)	48,295	(94,773)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,205)	(4,635)	(56,519)

Total deferred tax expense (benefit)	(29,453)	43,660	(151,292)

Total income tax expense	¥161,389	¥251,402	¥51,768

(1)
As a result of the adoption of IFRS 9, the current income tax expense
s
of ¥44,110 million, ¥13,851 million and ¥12,374 million were recognized directly in equity for the fiscal years ended March 31, 2022, 2021 and 2020, respectively.

The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2022, 2021 and 2020.

	For the fiscal year ended March 31,
	2022		2021		2020

	(In millions, except percentages)

Profit before tax	¥676,464		¥956,478		¥282,751
Income tax expense	161,389		251,402		51,768
Effective income tax rate	23.9%		26.3%		18.3%
Effective statutory tax rate in Japan (1)	30.6%		30.6%		30.6%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	(4.5%	)	0.1%		18.9%
Non-Japanese earnings	(2.2%	)	(1.6%	)	(4.4%	)
Nontaxable dividends received	(1.3%	)	(0.7%	)	(3.3%	)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.6%	)	(0.5%	)	(20.0%	)
Tax impact of share of post-tax profit in associates and joint ventures	0.5%		(1.2%	)	(2.6%	)
Tax impact of impairment losses of goodwill	—		1.4%		—
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	—		—		(2.4%	)
Others—net	1.4%		(1.8%	)	1.5%

Effective income tax rate	23.9%		26.3%		18.3%

(1)
The effective statutory tax rate in Japan for the fiscal year ended March 31, 2022 and 2021 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of
which
are
payable
 by corporate entities on taxable profits under the tax laws in Japan. The effective local corporation tax rate and the effective inhabitant tax rate were changed from 1.0% and 3.8%, which were applied to the fiscal years ended March 31, 2020.